Loans and borrowings (Details) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 7,390	$ 90	₨ 27,082
Pre-shipment credit [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	0		18,211
Other working capital borrowings [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 7,390		₨ 8,871